SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2021
Schedule of Weighted-average Assumptions Used to Estimate Fair Value of Options Granted

The following table presents the assumptions used to estimate the fair value of the options granted in the periods presented:

	Six months ended June 30,
	2021	2020
	Unaudited

Volatility	66%-67%	55%-59%
Risk-free interest rate	0.5%-0.8%	0.5%-1.6%
Dividend yield	0%	0%
Expected life (years)	5.1	5.0-5.1

Employee Stock Purchase Plan [Member]
Schedule of Weighted-average Assumptions Used to Estimate Fair Value of Options Granted
	Six months ended June 30,
	2021	2020
	Unaudited

Volatility	64%-70%	-
Risk-free interest rate	0.0%-0.1%	-
Dividend yield	0%	-
Expected life (years)	0.4-0.5	-